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   As filed with the Securities and Exchange Commission on December 11, 2012

                                                            File Nos. 333-126384
                                                                       811-21781
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ___                 [ ]

                        Post-Effective Amendment No. 12                 [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 14                        [X]

                        (Check appropriate box or boxes)

                            PIONEER SERIES TRUST IV
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

                  Terrence J. Cullen, Pioneer Series Trust IV
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on [date] pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on [date] pursuant to paragraph(a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 11th day of December, 2012.

                                        PIONEER SERIES TRUST IV

                                    By: /s/ Daniel K. Kingsbury
                                        -----------------------
                                        Daniel K. Kingsbury
                                        Executive Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities indicated below on December 11, 2012:

        Signature                               Title

        John F. Cogan, Jr.*                    President (Principal Executive
        John F. Cogan, Jr.                     Officer) and Trustee

        Mark E. Bradley*                       Treasurer (Principal Financial
        Mark E. Bradley                        and Accounting Officer)

        David R. Bock*                         Trustee
        David R. Bock

        Benjamin M. Friedman*                  Trustee
        Benjamin M. Friedman

        Margaret B. W. Graham*                 Trustee
        Margaret B. W. Graham

        /s/ Daniel K. Kingsbury                Executive Vice President and
        -----------------------                Trustee
        Daniel K. Kingsbury

        Thomas J. Perna*                       Chairman of the Board and
        Thomas J. Perna                        Trustee

        Marguerite A. Piret*                   Trustee
        Marguerite A. Piret

   *By: /s/ Daniel K. Kingsbury                Dated: December 11, 2012
        --------------------------
        Daniel K. Kingsbury
        Attorney-in-Fact

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                                 EXHIBIT INDEX

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase